UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 through June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ISHARES TRUST

Security:	464287E22	Agenda Number:	933136029
Ticker:		Meeting Type:	Special
ISIN:		Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	DIRECTOR

	1 GEORGE G.C. PARKER	Mgmt	For	For

	2 J. DARRELL DUFFIE	Mgmt	For	For

	3 CECILIA H. HERBERT	Mgmt	For	For

	4 CHARLES A. HURTY	Mgmt	For	For

	5 JOHN E. KERRIGAN	Mgmt	For	For

	6 ROBERT H. SILVER	Mgmt	For	For

	7 LEE T. KRANEFUSS	Mgmt	For	For

	8 JOHN E. MARTINEZ	Mgmt	For	For

	9 ROBERT S. KAPITO	Mgmt	For	For

ISHARES TRUST

Security:	464287F44	Agenda Number:	933136029
Ticker:		Meeting Type:	Special
ISIN:		Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	DIRECTOR

	1 GEORGE G.C. PARKER	Mgmt	For	For

	2 J. DARRELL DUFFIE	Mgmt	For	For

	3 CECILIA H. HERBERT	Mgmt	For	For

	4 CHARLES A. HURTY	Mgmt	For	For

	5 JOHN E. KERRIGAN	Mgmt	For	For

	6 ROBERT H. SILVER	Mgmt	For	For

	7 LEE T. KRANEFUSS	Mgmt	For	For

	8 JOHN E. MARTINEZ	Mgmt	For	For

	9 ROBERT S. KAPITO	Mgmt	For	For

ISHARES TRUST

Security:	464287H22	Agenda Number:	933136029
Ticker:		Meeting Type:	Special
ISIN:		Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	DIRECTOR

	1 GEORGE G.C. PARKER	Mgmt	For	For

	2 J. DARRELL DUFFIE	Mgmt	For	For

	3 CECILIA H. HERBERT	Mgmt	For	For

	4 CHARLES A. HURTY	Mgmt	For	For

	5 JOHN E. KERRIGAN	Mgmt	For	For

	6 ROBERT H. SILVER	Mgmt	For	For

	7 LEE T. KRANEFUSS	Mgmt	For	For

	8 JOHN E. MARTINEZ	Mgmt	For	For

	9 ROBERT S. KAPITO	Mgmt	For	For

ISHARES TRUST

Security:	464287234	Agenda Number:	933136031
Ticker:	EEM	Meeting Type:	Special
ISIN:	US4642872349	Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN EACH COMPANY, ON BEHALF OF EACH OF ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.	Mgmt	For	For

ISHARES TRUST

Security:	464287432	Agenda Number:	933136031
Ticker:	TLT	Meeting Type:	Special
ISIN:	US4642874329	Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN EACH COMPANY, ON BEHALF OF EACH OF ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.	Mgmt	For	For

ISHARES TRUST

Security:	464287614	Agenda Number:	933136031
Ticker:	IWF	Meeting Type:	Special
ISIN:	US4642876142	Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN EACH COMPANY, ON BEHALF OF EACH OF ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.	Mgmt	For	For

ISHARES, INC.

Security:	464286C88	Agenda Number:	933136029
Ticker:		Meeting Type:	Special
ISIN:		Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	DIRECTOR

	1 GEORGE G.C. PARKER	Mgmt	For	For

	2 J. DARRELL DUFFIE	Mgmt	For	For

	3 CECILIA H. HERBERT	Mgmt	For	For

	4 CHARLES A. HURTY	Mgmt	For	For

	5 JOHN E. KERRIGAN	Mgmt	For	For

	6 ROBERT H. SILVER	Mgmt	For	For

	7 LEE T. KRANEFUSS	Mgmt	For	For

	8 JOHN E. MARTINEZ	Mgmt	For	For

	9 ROBERT S. KAPITO	Mgmt	For	For

ISHARES, INC.

Security:	464286871	Agenda Number:	933136043
Ticker:	EWH	Meeting Type:	Special
ISIN:	US4642868719	Meeting Date:	28-Jan-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN EACH COMPANY, ON BEHALF OF EACH OF ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.	Mgmt	For	For

02	TO APPROVE A CHANGE IN THE CLASSIFICATION OF THE FUND’S INVESTMENT OBJECTIVE FROM A FUNDAMENTAL INVESTMENT POLICY TO A NON-FUNDAMENTAL INVESTMENT POLICY.	Mgmt	For	For

WASATCH FUNDS, INC.

Security:	936772300	Agenda Number:	933179930
Ticker:	WHOSX	Meeting Type:	Special
ISIN:	US9367723007	Meeting Date:	11-Mar-10

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

01	DIRECTOR

	1 JAMES U. JENSEN, J.D.**	Mgmt	No vote

	2 WILLIAM R. SWINYARD**	Mgmt	No vote

	3 D. JAMES CROFT**	Mgmt	No vote

	4 MIRIAM M. ALLISON**	Mgmt	No vote

	5 SAMUEL S. STEWART, JR.*	Mgmt	No vote

02	TO APPROVE A NEW ADVISORY AND SERVICE CONTRACT BETWEEN THE COMPANY AND WASATCH ADVISORS, INC., (THE “ADVISOR”), THE FUND’S INVESTMENT ADVISOR.	Mgmt	No vote

03	TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN THE ADVISOR AND HOISINGTON INVESTMENT MANAGEMENT COMPANY WITH RESPECT TO THE WASATCH-HOISINGTON U.S. TREASURY FUND.	Mgmt	No vote

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management

05	TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE LIQUIDATION AND DISSOLUTION OF THE WASATCH- HOISINGTON U.S. TREASURY FUND AND THE COMPANY.	Mgmt	No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Endowment Master Fund, L.P.

By:	/S/ PAUL BACHTOLD
Paul Bachtold Chief Compliance Officer

Date:	August 20, 2010